Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Jan. 07, 2025	Apr. 18, 2025
Inducement Agreements [Member]
Warrants issued	2,625,000
Warrants post-split adjusted	65,625
Warrants term	5 years 6 months
Warrants, exercisable for an aggregate of common shares	16,046,466
Description of Inducement Agreements	Under the terms of the Inducement Agreements, the Holders may exercise up to an aggregate of 16,046,466 Existing Warrants subject to the beneficial ownership limitation of 4.99% (or 9.99% upon election by a Holder prior to the issuance of any New Warrants on or before January 21, 2025)
Gross proceeds	$ 2.6
Exercise Price	$ 0.20
Warrants, exercisable for an aggregate of common shares, percentage	150.00%
Inducement Agreements [Member] | Xintong [Member]
Equity ownership percentage rate		100.00%
Inducement Agreements [Member] | PRC [Member]
Equity ownership percentage rate		30.00%
Equity Acquisition Agreement [Member]
Equity ownership percentage rate		85.00%
Equity acquisition consideration		$ 66.9
Financing receivable		46.0
Convertible note		$ 13.0